Nature of Business	12 Months Ended
Feb. 26, 2012
Nature of Business [Abstract]
NATURE OF BUSINESS

NOTE 1 — NATURE OF BUSINESS

Stratus Technologies Bermuda Holdings Ltd (“Stratus” or the “Company”) is a leading global provider of a differentiated suite of continuous availability solutions for mission-critical enterprise applications for the enterprise data center and small to medium-sized businesses. The Company’s customer base includes some of the most recognizable companies in the world across a variety of large industries, including financial services, healthcare and life sciences, manufacturing and logistics, and government and public safety. These customers rely on our products and services for their critical computer-based operations that they require to be continuously or highly available for the proper functioning of their businesses.

Stratus’ suite of products includes servers, services and software. The servers utilize a true, fault-tolerant systems architecture supported by a value-added services platform, which together provide industry-leading continuous availability with 99.999% uptime (i.e., less than five minutes of annual unplanned downtime). The Company’s value added services include maintenance services and managed services. Maintenance services are comprised of remote service management, predictive fault detection, root cause analysis and uptime guarantees. Managed services include long-term engagements where we manage many elements of a customer’s mission-critical server environment, as well as onsite consulting and project management.

The Company provides its products and services through direct sales and third-party channels, including distributors, value added resellers, independent software vendors and systems integrators around the world. As of February 26, 2012, the Company employed 536 people globally.

We believe our cash on hand, expected future operating cash inflows and borrowings available under our Revolving Credit Facility will be sufficient to fund operations, debt payment requirements and capital expenditures and to maintain compliance with the covenants under our debt agreements over the next twelve month period. However, there is no assurance that cash flows from operations and additional financings will be available in the future to fund such obligations in the long term. There can be no assurance that we will be able to refinance any of our indebtedness obligations on commercially reasonable terms or at all. The Company currently anticipates that it will not have the funds to repay the debt upon maturity and will most likely seek to refinance or restructure the debt in the future.